Earnings per share - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	5,072,382	4,561,249	4,837,602
Number of shares excluded from diluted shares outstanding (in shares)	161,020	372,250
Dilutive securities that would have been excluded from computation of earnings per share (in shares)			3,099,221